Financial Instruments - Schedule of Liquidity Risk (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers	R$ 54,758	R$ 56,895
Other liabilities		841
Loans and financing	507	758
Debentures	2,795	10,376
Deferred and contingent consideration	293,796	277,348
Loans from investors	62,002	52,707
Lease liabilities	1,934	2,157
Total	415,792	401,082
Less than 1 year [Member]
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers	54,758	56,895
Other liabilities		841
Loans and financing	417	569
Debentures	2,795	10,376
Deferred and contingent consideration	293,796	277,348
Loans from investors	25,066	24,310
Lease liabilities	892	1,003
Total	377,724	371,342
1 to 3 years [Member]
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers
Other liabilities
Loans and financing	90	189
Debentures
Deferred and contingent consideration
Loans from investors	36,936	28,397
Lease liabilities	1,042	1,154
Total	R$ 38,068	R$ 29,740